MML SERIES

INVESTMENT FUND

SEMIANNUAL REPORT
FOR THE SIX MONTHS ENDED JUNE 30, 2002

[GRAPHIC]

MML EQUITY INDEX FUND

MML SMALL CAP EQUITY FUND

TABLE OF CONTENTS

TO OUR SHAREHOLDERS                                                                   i

MML EQUITY INDEX FUND
    Portfolio Manager Report                                                          1
    Portfolio of Investments                                                          3
    Financial Statements                                                              9

MML SMALL CAP EQUITY FUND (FORMERLY KNOWN AS MML SMALL CAP VALUE EQUITY FUND)
    Portfolio Manager Report                                                         13
    Portfolio of Investments                                                         15
    Financial Statements                                                             17

NOTES TO FINANCIAL STATEMENTS                                                        21

MML SERIES INVESTMENT FUND -- LETTER TO SHAREHOLDERS

                                                                  August 1, 2002

TO OUR SHAREHOLDERS

[PHOTO OF FREDERICK C. CASTELLANI]

"A BEAR MARKET, BUT OPPORTUNITIES EXIST."

THE BEAR RETURNS WITH A VENGEANCE

The first half of 2002 brought deflated expectations for a rapid recovery in the economy and stock prices. Lackluster corporate capital spending, a declining U.S. dollar, global political unrest and the recurring threat of more terrorist strikes all had investors on edge during the period. Moreover, a crisis of confidence in corporate management, which surfaced in the fall of 2001 during the Enron scandal and gathered momentum throughout the period as more well-known companies were implicated in accounting controversies, further damaged investor sentiment.

Perhaps the biggest shock was the news that long-distance telephone service provider WorldCom allegedly hid almost $4 billion dollars of expenses over two years, which would constitute one of the largest-ever cases of accounting fraud. The stock immediately plunged to virtually worthless levels on the news. Other companies either under investigation or already penalized for questionable accounting tactics included Qwest Communications, Global Crossing, Xerox, AOL Time Warner, Adelphia Communications, Tyco International, Dynegy, El Paso Corp., Williams Cos. and Halliburton, among others. High-profile CEOs who were forced to resign under the suspicion of bending the rules for their personal benefit also made news, including the former heads of Tyco, Imclone Systems and Adelphia--Dennis Kozlowski, Sam Waksal and John Rigas, respectively.

Unfortunately, investors' skepticism extended beyond corporate CEOs and CFOs to the very firms responsible for policing financial statements and offering unbiased investment recommendations. In June, former Enron auditor Arthur Andersen was found guilty of obstructing justice because its employees shredded sensitive Enron documents. Meanwhile, brokerage giant Merrill Lynch paid $100 million to settle charges by the New York Attorney General's office that the company's analysts issued bullish public opinions about companies that they privately ridiculed in order to win investment banking business from those firms.

The cumulative effect of these developments drove all of the major stock indexes sharply lower, with the worst damage occurring in May and June. For the first six months of the year, the S&P 500 Index fell 13.15%, while the Dow Jones Industrial Average, a measure of the performance of Old Economy stocks, finished with a loss of 6.87%. The NASDAQ Composite Index reflected the carnage in the technology sector and growth stocks generally, plunging 24.98%. The Russell 2000 Index, a barometer of the relatively resilient small-cap market, gave up 4.70%. The Morgan Stanley Capital International EAFE Index declined 1.62%, as foreign stocks fell in sympathy with the U.S. market but were more insulated from the numerous scandals worrying U.S. investors.

Once again, value clearly outperformed growth. For example, the Russell 2000 Value Index, encompassing the small-cap value market, gained 7.26% during the six-month period, compared with a 17.35% loss for the Russell 2000 Growth Index, which measures the growth side of the small-cap universe. Small-caps outperformed larger stocks for most of the period, with the exception of May, when the Russell 2000 Growth Index and the Russell 2000 Value Index both underperformed their large-cap counterparts.

The weakness of the U.S. dollar merits mention as an important negative influence on stocks during the period. Much of the resilience in U.S. share prices during the late 1990s bull market was due to buying by foreign investors, who were comfortable with U.S. investments in part because of a strong dollar. Conversely, a weakening dollar provided a powerful incentive for foreigners to repatriate their investment funds--that is, to bring them back home rather than risk the double whammy of falling U.S. share prices and dollar weakness.

Ironically, the economy appeared to be on the mend during this treacherous period. First-quarter growth of GDP--the total value of goods and services produced in the U.S. economy--was a robust 5.0%, while early estimates for second-quarter growth were at the more subdued 1.1% mark. Industrial production appeared to be rebounding, the housing market remained healthy due to low interest rates and consumer confidence stayed at reasonably benign levels.

The Federal Reserve Board kept short-term interest rates steady while shifting in March from an easing bias to a neutral one. While this change prompted some initial speculation that the Fed might begin raising rates as early as its May meeting, such concerns quickly vanished amid the steady stream of unsettling revelations and rapidly falling share prices in the second quarter. In fact, some observers even suggested that if stocks continued to fall, the Fed's next move might be to lower rates again.

BONDS POST POSITIVE RETURNS BUT CORPORATES UNDERPERFORM

The bond market continued to provide a safe haven from the red ink plaguing stock investors. The Lehman Brothers Aggregate Bond Index, a measure of the performance of fixed-income securities taken primarily from the asset classes of Treasuries, mortgage-backed securities and corporate securities, finished the period with a 3.80% return, with most of that gain occurring in the second quarter. Treasuries had the best returns, as investors seeking safety favored the upper end of the credit quality spectrum. Yields rose and prices fell slightly in the first quarter, then reversed direction in the second quarter, when it became clearer that the economic recovery would be delayed longer than most investors had been expecting.

Corporate spreads, which narrowed somewhat at the beginning of the year, widened considerably in the second quarter and finished the period at levels typical of a recession. High-yield, or junk, bonds suffered most while investment-grade debt gave up less ground. Much of the damage was concentrated in the telecommunications and utilities sectors, where the large number of companies under investigation for accounting irregularities cast a shadow on the entire group.

LOOKING AHEAD

In the previous report we warned that stock prices might have gotten ahead of themselves given the earnings outlook at that time, and that earnings could have some catching up to do. Sadly, instead of earnings rising to support share prices, share prices fell to compensate for disappointing earnings. Moreover, the recent revelations of off-balance-sheet transactions and other aggressive accounting tactics have called into question the widespread use of pro forma financial statements to estimate earnings. These are fundamental challenges that cut across virtually all market sectors and will likely take a while to resolve.

By the same token, there are still plenty of companies with relatively straightforward corporate structures, understandable accounting methods, and favorable earnings growth prospects. As in any bear market, we believe that this one will offer many opportunities to purchase attractive stocks at bargain prices for those investors who remain disciplined and committed to a long-term investment program. We will endeavor to do our part by selecting managers for the MML Series Investment Fund who represent the cream of the crop. We--and they--pledge to do our utmost to preserve your capital and make it grow over complete market cycles.

/s/ Frederick C. Castellani
Frederick C. Castellani
PRESIDENT
MML SERIES INVESTMENT FUND

MML EQUITY INDEX FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MML EQUITY INDEX FUND?

The objectives and policies of the Fund are to:
- achieve long-term growth of capital through performance that closely tracks that of the S&P 500 Index
- invest in a portfolio of equity securities mirroring the sector and stock weightings of the S&P 500 Index

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2002?

For the six months ending June 30, 2002, the Fund's Class I shares returned -13.37%, about in line with the -13.15% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT FACTORS INFLUENCED PERFORMANCE DURING THE PERIOD?

The S&P 500 treaded water in the first quarter, posting a gain of 0.28% after a strong rally in the fourth quarter of 2001. Concerns about valuations getting too far ahead of share prices prompted a modest decline throughout most of January and February. In March the index rallied and prices returned to roughly their levels at the beginning of the year. Consecutive monthly gains in industrial production for January and February helped improve investor sentiment, as did a surge in consumer confidence. Consumer confidence has been a closely watched indicator because spending by consumers has held up relatively well throughout the recession, and consumer spending accounts for approximately two-thirds of all economic activity in the U.S.

The best sector performances came from materials, energy and consumer staples, which posted gains of 11.15%, 9.26% and 9.04%, respectively. Sectors that declined the most were telecommunications services and information technology, down 15.32% and 7.42%, respectively. The largest sector, financials, gained 3.45% during the quarter. In the aftermath of the Enron collapse, many companies using aggressive accounting tactics, including some leading technology and telecommunications firms, found themselves shut out of the commercial paper market and had to rely on more expensive bank credit lines to maintain liquidity.

Looking at individual holdings, positive contributors for the quarter included Exxon-Mobil, Johnson & Johnson and Wal-Mart Stores. Exxon-Mobil benefited from firming energy prices, while the other two were aided by their respected management teams, strong market share and reputations for stable earnings growth. Tyco International was the largest detractor, as the company began to encounter concern about the accounting procedures used for a number of its acquisitions.

WHAT ABOUT THE SECOND QUARTER?

In the second quarter, prices moved almost completely in one direction--down. All capitalization and style segments of the market declined, with large-cap value stocks, which registered a loss of 10.65% as measured by the S&P 500 Barra Value Index, holding up somewhat better than the large-cap growth sector, which declined 16.26% according to the S&P 500 Barra Growth Index. As in the first quarter, small- and mid-cap stocks did better than large-caps.

Driving share prices lower was a combination of factors, including lowered earnings guidance for many technology and telecommunications companies. Mixed economic data, a weaker U.S. dollar, and rising tension in the Middle East were also negative influences. One of the most damaging factors, though, was persistent concern about corporate accounting practices, which intensified significantly when long-distance provider WorldCom admitted that it had improperly booked $3.8 billion of expenses over two years.

Sector performance was negative without exception, with materials and consumer staples providing the best returns, losing only 2.12% and 3.08%, respectively. At the other end of the spectrum, information technology and telecommunications services had the largest losses-down 25.96% and 23.57%, respectively. Declining issues were led by Dynegy and Williams Companies, both of which came under scrutiny for their energy trading activities in the wake of the Enron scandal. However, the largest detractor from our performance was chipmaker Intel, which in June lowered its sales estimates and took a $100 million charge for writing off its Web-hosting business. The largest positive contributors were Coca-Cola, Unilever NV and Lockheed Martin. The first two benefited from the strength in consumer spending, while Lockheed Martin was aided by optimism about the defense industry following the September 2001 terrorist attacks.

WHAT IS YOUR OUTLOOK?

At the end of 2001 we expressed concern about valuations. Unfortunately, what we feared came to pass, and share prices declined in the absence of meaningful improvement in earnings. Going forward, prospects for the index depend to a considerable degree on how long the drought in corporate capital spending lasts. If we see a pickup in capital spending in the second half of the year, share prices in the technology and telecommunications sectors could see a marked improvement. On the other hand, if capital spending remains in the doldrums or consumer spending falters for some reason, stocks might be subjected to another significant decline.

                              MML EQUITY INDEX FUND
                        LARGEST STOCK HOLDINGS (6/30/02)

Microsoft Corp.
General Electric Co.
Exxon Mobil Corp.
Wal-Mart Stores, Inc.
Pfizer, Inc.
Citigroup, Inc.
American International Group, Inc.
Johnson & Johnson
The Coca-Cola Co.
International Business Machines Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MML Equity Index Fund Class I and the S&P 500 Index

 MML SERIES INVESTMENT FUND
 TOTAL RETURN

                                                                         SINCE INCEPTION
                                    YEAR TO DATE         ONE YEAR            AVERAGE ANNUAL
                                  1/1/02 - 6/30/02   7/1/01 - 6/30/02      5/1/97 - 6/30/02
 MML Equity Index Fund Class I        -13.37%             -18.37%                5.09%
 ------------------------------------------------------------------------------------------
 S&P 500 Index                        -13.15%             -17.98%                5.63%
 ------------------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CLASS I        S&P 500 Index
    5/1/97   $  10,000         $  10,000
      6/97   $  11,080         $  11,083
      6/98   $  14,343         $  14,424
      6/99   $  17,499         $  17,708
      6/00   $  18,689         $  18,992
      6/01   $  15,835         $  16,177
      6/02   $  12,927         $  13,269

Hypothetical Investments in MML Equity Index Fund Class II, Class III and the S&P 500 Index

 MML SERIES INVESTMENT FUND
 TOTAL RETURN

                                                                             SINCE INCEPTION
                                     YEAR TO DATE         ONE YEAR            AVERAGE ANNUAL
                                   1/1/02 - 6/30/02   7/1/01 - 6/30/02      5/1/97 - 6/30/02
 MML Equity Index Fund Class II        -13.31%             -18.29%                -15.42%
 MML Equity Index Fund Class III       -13.26%             -18.36%                -15.40%
 -------------------------------------------------------------------------------------------
 S&P 500 Index                         -13.15%             -17.98%                -15.11%
 -------------------------------------------------------------------------------------------

[CHART]

              CLASS II      CLASS III     S&P 500 INDEX
    5/1/00    $ 10,000      $ 10,000         $ 10,000
      6/00    $ 10,023      $ 10,029         $ 10,037
      6/01    $  8,513      $  8,526         $  8,549
      6/02    $  6,957      $  6,960         $  7,012

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. THE FUND'S RETURN REFLECTS CHANGES IN THE NET ASSET VALUE PER SHARE WITHOUT THE DEDUCTION OF ANY PRODUCT CHARGES. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

MML EQUITY INDEX FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2002 (UNAUDITED)

                                             NUMBER OF                 MARKET
                                              SHARES                   VALUE
                                            -----------            -------------
EQUITIES -- 98.5%

Advertising -- 0.2%
Interpublic Group of Companies, Inc.             14,107            $     349,289
Omnicom Group, Inc.                               6,706                  307,135
TMP Worldwide, Inc.*                              4,076                   87,634
                                                                   -------------
                                                                         744,058
                                                                   -------------

AEROSPACE & DEFENSE -- 2.1%
Boeing Co.                                       31,069                1,398,105
General Dynamics Corp.                            7,507                  798,369
Goodrich Corp.                                    4,139                  113,077
Honeywell International, Inc.                    29,390                1,035,410
Lockheed Martin Corp.                            15,840                1,100,880
Northrop Grumman Corp.                            4,203                  525,375
Raytheon Co.                                     14,188                  578,161
Rockwell Collins, Inc.                            6,268                  171,869
TRW, Inc.                                         4,818                  274,530
United Technologies Corp.                        16,911                1,148,257
                                                                   -------------
                                                                       7,144,033
                                                                   -------------

AIR TRANSPORTATION -- 0.2%
AMR Corp.*                                        5,997                  101,109
Delta Air Lines, Inc.                             4,899                   97,980
Southwest Airlines Co.                           26,340                  425,654
                                                                   -------------
                                                                         624,743
                                                                   -------------

APPAREL, TEXTILES & SHOES -- 0.6%
Gap, Inc.                                        32,245                  457,879
Jones Apparel Group,Inc.*                         3,996                  149,850
The Limited, Inc.                                19,230                  409,599
Liz Claiborne, Inc.                               4,274                  135,913
Nike, Inc. Cl. B                                  9,624                  516,328
Nordstrom, Inc.                                   4,635                  104,983
Reebok International Limited*                     1,956                   57,702
VF Corp.                                          3,851                  150,998
                                                                   -------------
                                                                       1,983,252
                                                                   -------------

AUTOMOTIVE & PARTS -- 1.1%
Cooper Tire & Rubber Co.                          2,146                   44,100
Dana Corp.                                        4,703                   87,147
Delphi Automotive Systems Corp.                  19,583                  258,496
Ford Motor Co.                                   66,667                1,066,672
General Motors Corp.                             20,530                1,097,328
Genuine Parts Co.                                 5,929                  206,744
The Goodyear Tire & Rubber Co.                    6,665                  124,702
Harley-Davidson, Inc.                            10,920                  559,868
Navistar International Corp.                      1,974            $      63,168
Paccar, Inc.                                      4,489                  199,267
Visteon Corp.                                     4,812                   68,330
                                                                   -------------
                                                                       3,775,822
                                                                   -------------

BANKING, SAVINGS & LOANS -- 11.7%
AmSouth Bancorp.                                 12,659                  283,308
Bank of America Corp.                            56,156                3,951,136
Bank of New York Co., Inc.                       27,545                  929,644
Bank One Corp.                                   43,232                1,663,567
BB&T Corp.                                       16,583                  640,104
Capital One Financial Corp.                       7,600                  463,980
Charter One Financial, Inc.                       7,501                  257,884
Citigroup, Inc.                                 187,644                7,271,205
Comerica, Inc.                                    6,069                  372,637
Federal Home Loan Mortgage Corp.                 25,686                1,571,983
Federal National Mortgage Association            36,176                2,667,980
Fifth Third Bancorp                              21,763                1,450,504
First Tennessee National Corp.                    4,600                  176,180
Fleet Boston Financial Corp.                     38,602                1,248,775
Golden West Financial Corp.                       6,055                  416,463
J.P. Morgan Chase & Co.                          71,573                2,427,756
KeyCorp                                          14,510                  396,123
Marshall and Ilsley Corp.                         7,600                  235,068
Mellon Financial Corp.                           15,994                  502,691
National City Corp.                              21,298                  708,158
Northern Trust Corp.                              8,488                  373,981
Providian Financial Corp.                         9,902                   58,224
Regions Financial Corp.                           7,752                  272,483
SLM Corp.                                         5,814                  563,377
SouthTrust Corp.                                 12,910                  337,209
State Street Corp.                               11,722                  523,973
SunTrust Banks, Inc.                             10,990                  744,243
Synovus Financial Corp.                           9,963                  274,182
U.S. Bancorp                                     70,832                1,653,927
Union Planters Corp.                              7,012                  226,978
Wachovia Corp.                                   50,474                1,927,097
Washington Mutual, Inc.                          34,576                1,283,115
Wells Fargo & Co.                                62,629                3,135,208
Zions Bancorp                                     3,593                  187,195
                                                                   -------------
                                                                      39,196,338
                                                                   -------------

BEVERAGES -- 3.2%
Anheuser-Busch Companies, Inc.                   32,448                1,622,400
Brown-Forman Corp. Cl. B                          2,390                  164,910
The Coca-Cola Co.                                90,476                5,066,656
Coca-Cola Enterprises, Inc.                      14,974            $     330,626
Coors (Adolph) Co. Cl. B                          1,289                   80,305
The Pepsi Bottling Group, Inc.                   10,438                  321,490
PepsiCo, Inc.                                    64,471                3,107,502
                                                                   -------------
                                                                      10,693,889
                                                                   -------------

BROADCASTING, PUBLISHING & PRINTING -- 2.8%
American Greetings Corp. Cl. A                    2,123                   35,369
AOL Time Warner, Inc.*                          161,308                2,372,841
Clear Channel Communications, Inc.*              21,949                  702,807
Comcast Corp. Cl. A*                             34,740                  828,202
Dow Jones & Co., Inc.                             2,926                  141,765
Gannett Co., Inc.                                10,035                  761,656
Knight Ridder, Inc.                               2,555                  160,837
The McGraw-Hill Companies, Inc.                   7,030                  419,691
Meredith Corp.                                    1,744                   66,882
New York Times Co. Cl. A                          5,465                  281,447
Tribune Co.                                      11,409                  496,292
Univision Communications, Inc. Cl. A*             7,100                  222,940
Viacom, Inc. Cl. B*                              65,268                2,895,941
                                                                   -------------
                                                                       9,386,670
                                                                   -------------

BUILDING MATERIALS & CONSTRUCTION -- 0.2%
Louisiana-Pacific Corp.                           3,556                   37,658
Masco Corp.                                      16,867                  457,264
Vulcan Materials Co.                              3,510                  153,738
                                                                   -------------
                                                                         648,660
                                                                   -------------

CHEMICALS -- 1.4%
Air Products and Chemicals, Inc.                  8,458                  426,875
Ashland, Inc.                                     2,403                   97,321
Dow Chemical Co.                                 32,868                1,130,002
Du Pont (E.I.) de Nemours and Co.                38,104                1,691,818
Eastman Chemical Co.                              3,100                  145,390
Engelhard Corp.                                   4,493                  127,242
Great Lakes Chemical Corp.                        1,655                   43,841
Hercules, Inc.*                                   3,706                   42,990
International Flavors & Fragrances, Inc.          3,246                  105,463
PPG Industries, Inc.                              5,789                  358,339
Praxair, Inc.                                     5,482                  312,310
Rohm & Haas Co.                                   8,340                  337,687
                                                                   -------------
                                                                       4,819,278
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                                        3

                                             NUMBER OF                 MARKET
                                              SHARES                   VALUE
                                            -----------            -------------
COMMERCIAL SERVICES -- 1.3%
Allied Waste Industries, Inc.*                    6,760            $      64,896
Apollo Group, Inc. Cl. A*                         6,200                  244,404
Block (H&R), Inc.                                 6,874                  317,235
Cendant Corp.*                                   34,742                  551,703
Cintas Corp.                                      6,190                  305,972
Concord EFS, Inc.*                               18,384                  554,094
Convergys Corp.*                                  6,516                  126,932
Donnelley (R.R.) & Sons Co.                       3,922                  108,051
Ecolab, Inc.                                      4,458                  206,093
Equifax, Inc.                                     4,759                  128,493
Fluor Corp.                                       2,627                  102,322
Moody's Corp.                                     5,346                  265,963
Paychex, Inc.                                    13,997                  437,966
PerkinElmer, Inc.                                 5,008                   55,338
Quintiles Transnational Corp.*                    4,010                   50,085
Robert Half International, Inc.*                  5,880                  137,004
Ryder System, Inc.                                2,782                   75,364
Waste Management, Inc.                           23,453                  610,951
                                                                   -------------
                                                                       4,342,866
                                                                   -------------

COMMUNICATIONS -- 1.7%
ADC Telecommunications, Inc.*                    27,448                   62,856
Andrew Corp.*                                     2,761                   39,565
Avaya, Inc.*                                     14,094                   69,765
Ciena Corp.*                                     11,241                   47,100
Citizens Communications Co.*                      9,401                   78,592
Lucent Technologies, Inc.*                      126,579                  210,121
Network Appliance, Inc.*                         11,920                  148,285
Nextel Communications, Inc. Cl. A*               28,830                   92,544
Nortel Networks Corp.*                          114,866                  166,556
Qualcomm, Inc.*                                  27,530                  756,800
SBC Communications, Inc.                        122,046                3,722,403
Scientific-Atlanta, Inc.                          5,610                   92,284
Tellabs, Inc.*                                   15,112                   93,694
                                                                   -------------
                                                                       5,580,565
                                                                   -------------

COMMUNICATIONS EQUIPMENT -- 0.4%
Motorola, Inc.                                   82,110                1,184,026
                                                                   -------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.4%
Autodesk, Inc.                                    3,990                   52,867
Computer Sciences Corp.*                          6,387                  305,299
Parametric Technology Corp.*                      9,034                   30,987
Sun Microsystems, Inc.*                         119,708                  599,737
Teradyne, Inc.*                                   6,760                  158,860
Unisys Corp.*                                    10,715                   96,435
                                                                   -------------
                                                                       1,244,185
                                                                   -------------

COMPUTER PROGRAMMING SERVICES -- 0.0%
Mercury Interactive Corp.*                        2,970            $      68,191
                                                                   -------------

COMPUTERS & INFORMATION -- 2.4%
Apple Computer, Inc.*                            12,826                  227,277
Cisco Systems, Inc.*                            267,573                3,732,643
Comverse Technology, Inc.*                        6,822                   63,172
Dell Computer Corp.*                             95,847                2,505,441
EMC Corp.*                                       81,032                  611,792
Gateway, Inc.*                                   10,690                   47,464
International Game Technology *                   3,679                  208,599
Jabil Circuit, Inc.*                              7,578                  159,972
Lexmark International Group, Inc.*                4,864                  264,602
Palm, Inc.*                                      18,501                   32,562
Solectron Corp.*                                 29,381                  180,693
Symbol Technologies, Inc.                         7,735                   65,747
                                                                   -------------
                                                                       8,099,964
                                                                   -------------

COMPUTERS & OFFICE EQUIPMENT -- 2.2%
Electronic Data Systems Corp.                    17,171                  637,903
Hewlett-Packard Co.                             111,115                1,697,837
International Business Machines Corp.            62,814                4,522,608
Pitney Bowes, Inc.                                8,902                  353,587
Xerox Corp.*                                     26,114                  182,015
                                                                   -------------
                                                                       7,393,950
                                                                   -------------

CONTAINERS -- 0.2%
Ball Corp.                                        2,210                   91,671
Bemis Co., Inc.                                   1,783                   84,692
Pactiv Corp.*                                     5,359                  127,544
Sealed Air Corp.*                                 2,891                  116,421
Temple-Inland, Inc.                               2,338                  135,277
                                                                   -------------
                                                                         555,605
                                                                   -------------

COSMETICS & PERSONAL CARE -- 2.5%
Alberto-Culver Co. Cl. B                          2,038                   97,416
Avon Products, Inc.                               8,678                  453,339
Colgate-Palmolive Co.                            20,377                1,019,869
The Gillette Co.                                 38,483                1,303,419
Kimberly-Clark Corp.                             19,603                1,215,386
The Procter & Gamble Co.                         47,104                4,206,387
                                                                   -------------
                                                                       8,295,816
                                                                   -------------

DATA PROCESSING & PREPARATION -- 0.8%
Automatic Data Processing, Inc.                  23,004                1,001,824
Deluxe Corp.                                      2,714                  105,547
First Data Corp.                                 27,560                1,025,232
Fiserv, Inc.*                                     7,321                  268,754
IMS Health, Inc.                                 10,824            $     194,291
NCR Corp.*                                        3,450                  119,370
                                                                   -------------
                                                                       2,715,018
                                                                   -------------

ELECTRIC UTILITIES -- 2.5%
AES Corp.*                                       18,349                   99,452
Allegheny Energy, Inc.                            4,220                  108,665
Ameren Corp.                                      4,681                  201,330
American Electric Power Co.                      12,357                  494,527
Calpine Corp.*                                   14,571                  102,434
Cinergy Corp.                                     5,463                  196,613
CMS Energy Corp.                                  6,238                   68,493
Consolidated Edison, Inc.                         7,350                  306,862
Constellation Energy Group, Inc.                  5,625                  165,037
Dominion Resources, Inc.                          9,778                  647,304
DTE Energy Co.                                    5,537                  247,172
Duke Energy Corp.                                29,835                  927,868
Edison International*                            11,030                  187,510
Entergy Corp.                                     8,460                  359,042
Exelon Corp.                                     12,168                  636,386
FirstEnergy Corp.                                10,257                  342,379
FPL Group, Inc.                                   5,986                  359,100
Mirant Corp.*                                    14,751                  107,682
NiSource, Inc.                                    7,046                  153,814
PG&E Corp.*                                      14,221                  254,414
Pinnacle West Capital Corp.                       2,900                  114,550
PPL Corp.                                         5,789                  191,500
Progress Energy, Inc.                             7,372                  383,418
Public Service Enterprise Group, Inc.             8,098                  350,643
Reliant Energy, Inc.                             11,663                  197,105
Southern Co.                                     25,687                  703,824
Teco Energy, Inc.                                 5,661                  140,110
TXU Corp.                                        10,177                  524,624
                                                                   -------------
                                                                       8,571,858
                                                                   -------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 6.5%
Advanced Micro Devices, Inc.*                    12,760                  124,027
Altera Corp.*                                    14,120                  191,891
American Power Conversion Corp.*                  8,030                  101,419
Analog Devices, Inc.*                            12,770                  379,269
Applied Micro Circuits Corp.*                    10,300                   48,719
Broadcom Corp. Cl. A*                             9,353                  164,052
Emerson Electric Co.                             15,157                  811,051
General Electric Co.                            362,693               10,536,232
Intel Corp.                                     244,960                4,475,419
JDS Uniphase Corp.*                              50,688                  135,337
Johnson Controls, Inc.                            3,325                  271,353
Kla-Tencor Corp.*                                 7,006                  308,194

    The accompanying notes are an integral part of the financial statements.

                                        4

                                             NUMBER OF                 MARKET
                                              SHARES                   VALUE
                                            -----------            -------------
Linear Technology Corp.                          11,730            $     368,674
LSI Logic Corp.*                                 13,528                  118,370
Maxim Integrated Products, Inc.*                 11,460                  439,262
Micron Technology, Inc.*                         21,717                  439,118
Molex, Inc.                                       7,290                  244,434
National Semiconductor Corp.*                     6,648                  193,922
Novellus Systems, Inc.*                           5,350                  181,900
Nvidia Corp.*                                     5,300                   91,054
PMC-Sierra, Inc.*                                 5,589                   51,810
Power-One, Inc.*                                  2,820                   17,540
Qlogic Corp.*                                     3,600                  137,160
Rockwell International Corp.                      6,268                  125,235
Sanmina-SCI Corp.*                               18,452                  116,432
Texas Instruments, Inc.                          63,926                1,515,046
Thomas & Betts Corp.*                             1,951                   36,289
Vitesse Semiconductor Corp.*                      8,280                   25,751
Xilinx, Inc.*                                    12,511                  280,622
                                                                   -------------
                                                                      21,929,582
                                                                   -------------

ENERGY -- 7.8%
Amerada Hess Corp.                                3,053                  251,872
Anadarko Petroleum Corp.                          8,522                  420,135
Apache Corp.                                      4,786                  275,099
BJ Services Co.*                                  5,700                  193,116
Burlington Resources, Inc.                        7,300                  277,400
ChevronTexaco Corp.                              39,272                3,475,572
Conoco, Inc.                                     23,076                  641,513
Devon Energy Corp.                                5,585                  275,229
Dynegy, Inc.                                     12,600                   90,720
El Paso Corp.                                    20,846                  429,636
EOG Resources, Inc.                               4,500                  178,650
Exxon Mobil Corp.                               247,406               10,123,854
Halliburton Co.                                  15,865                  252,888
Kerr-McGee Corp.                                  3,446                  184,533
KeySpan Corp.                                     4,680                  176,202
Kinder Morgan, Inc.                               4,490                  170,710
Marathon Oil Corp.                               11,505                  312,016
Nabors Industries Limited*                        5,515                  194,679
Nicor, Inc.                                       1,489                   68,122
Noble Corp.*                                      5,340                  206,124
Occidental Petroleum Corp.                       14,704                  440,973
Peoples Energy Corp.                              1,157                   42,184
Phillips Petroleum Co.                           14,459                  851,346
Rowan Companies, Inc.                             3,421                   73,380
Royal Dutch Petroleum Co. NY Shares              77,381                4,276,848
Schlumberger Limited                             20,839                  969,013
Sempra Energy                                     7,028                  155,530
Sunoco, Inc.                                      2,893                  103,078
Transocean Sedco Forex, Inc.                     12,127                  377,756
Unocal Corp.                                      9,257            $     341,954
The Williams Companies, Inc.                     18,471                  110,641
Xcel Energy, Inc.                                14,572                  244,372
                                                                   -------------
                                                                      26,185,145
                                                                   -------------

ENTERTAINMENT & LEISURE -- 0.7%
Brunswick Corp.                                   2,839                   79,492
Carnival Corp.                                   21,385                  592,151
The Disney (Walt) Co.                            75,322                1,423,586
Harrah's Entertainment, Inc.*                     3,923                  173,985
                                                                   -------------
                                                                       2,269,214
                                                                   -------------

FINANCIAL SERVICES -- 2.9%
American Express Co.                             48,672                1,767,767
Bear Stearns Companies, Inc.                      3,518                  215,302
Countrywide Credit Industries, Inc.               3,939                  190,057
Franklin Resources, Inc.                          9,728                  414,802
Household International, Inc.                    16,330                  811,601
Huntington Bancshares, Inc.                       8,334                  161,846
Lehman Brothers Holdings, Inc.                    8,572                  535,921
MBNA Corp.                                       31,681                1,047,691
Merrill Lynch & Co., Inc.                        30,068                1,217,754
Morgan Stanley Dean
Witter & Co.                                     39,791                1,714,196
Plum Creek Timber Co., Inc.                       6,300                  193,410
PNC Financial Services Group, Inc.               10,949                  572,414
Price (T. Rowe) Group, Inc.                       4,900                  161,112
The Schwab (Charles) Corp.                       50,661                  567,403
Simon Property Group, Inc.                        4,700                  173,148
Stillwell Financial, Inc.                         8,450                  153,790
                                                                   -------------
                                                                       9,898,214
                                                                   -------------

FOODS -- 1.9%
Archer-Daniels-Midland Co.                       22,661                  289,834
Campbell Soup Co.                                14,002                  387,295
ConAgra Foods, Inc.                              20,472                  566,051
General Mills, Inc.                              13,308                  586,617
Heinz (H. J.) Co.                                13,222                  543,424
Hershey Foods Corp.                               5,172                  323,250
Kellogg Co.                                      15,164                  543,781
The Kroger Co.*                                  29,218                  581,438
Safeway, Inc.*                                   18,860                  550,523
Sara Lee Corp.                                   29,565                  610,222
Starbucks Corp.*                                 13,930                  346,160
SuperValu, Inc.                                   4,521                  110,900
Sysco Corp.                                      25,130                  684,039
Wrigley (Wm.) Jr. Co.                             7,734                  428,077
                                                                   -------------
                                                                       6,551,611
                                                                   -------------

FOREST PRODUCTS & PAPER -- 0.5%
Boise Cascade Corp.                               1,942            $      67,057
Georgia-Pacific Corp.                             8,670                  213,109
International Paper Co.                          17,589                  766,529
MeadWestvaco Corp.                                7,601                  255,090
Weyerhaeuser Co.                                  7,790                  497,391
                                                                   -------------
                                                                       1,799,176
                                                                   -------------

HEALTHCARE -- 1.1%
HCA, Inc.                                        19,276                  915,610
Health Management Associates, Inc. Cl. A*         9,300                  187,395
Healthsouth Corp.*                               14,954                  191,262
Humana, Inc.*                                     5,803                   90,701
Manor Care, Inc.*                                 3,532                   81,236
Tenet Healthcare Corp.*                          11,706                  837,564
UnitedHealth Group, Inc.                         11,120                1,018,036
Wellpoint Health Networks, Inc.*                  5,040                  392,162
                                                                   -------------
                                                                       3,713,966
                                                                   -------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.2%
Centex Corp.                                      2,273                  131,357
KB Home                                           2,071                  106,677
Leggett & Platt, Inc.                             6,750                  157,950
Maytag Corp.                                      3,186                  135,883
Pulte Homes, Inc.                                 2,561                  147,206
Whirlpool Corp.                                   2,269                  148,302
                                                                   -------------
                                                                         827,375
                                                                   -------------

HOUSEHOLD PRODUCTS -- 0.9%
Black & Decker Corp.                              3,250                  156,650
The Clorox Co.                                    8,070                  333,695
Corning, Inc.*                                   33,991                  120,668
Fortune Brands, Inc.                              5,180                  290,080
Newell Rubbermaid, Inc.                           9,935                  348,321
Sherwin-Williams Co.                              6,129                  183,441
Snap-On, Inc.                                     1,853                   55,016
The Stanley Works                                 2,905                  119,134
Tupperware Corp.                                  1,950                   40,541
Unilever NV NY Shares                            21,352                1,383,610
                                                                   -------------
                                                                       3,031,156
                                                                   -------------

INDUSTRIAL - DISTRIBUTION -- 0.1%
Grainger (W.W.), Inc.                             3,332                  166,933
                                                                   -------------

INDUSTRIAL - DIVERSIFIED -- 1.4%
3M Co.                                           14,536                1,787,928
Cooper Industries Limited Cl. A                   3,614                  142,030
Danaher Corp.                                     5,155                  342,034
Eaton Corp.                                       2,597                  188,932

    The accompanying notes are an integral part of the financial statements.

                                        5

                                             NUMBER OF                 MARKET
                                              SHARES                   VALUE
                                            -----------            -------------
Illinois Tool Works, Inc.                        11,243            $     767,897
ITT Industries, Inc.                              3,137                  221,472
McDermott
International, Inc.*                              1,890                   15,309
Textron, Inc.                                     5,332                  250,071
Tyco International Limited                       72,274                  976,422
                                                                   -------------
                                                                       4,692,095
                                                                   -------------

INFORMATION RETRIEVAL SERVICES -- 0.1%
Yahoo!, Inc.*                                    21,658                  319,672
                                                                   -------------

INSURANCE -- 4.8%
ACE Limited                                       9,600                  303,360
Aetna, Inc.                                       5,249                  251,795
AFLAC, Inc.                                      19,120                  611,840
Allstate Corp.                                   26,704                  987,514
Ambac Financial Group, Inc.                       4,075                  273,840
American International Group, Inc.               95,170                6,493,449
Aon Corp.                                         9,846                  290,260
Chubb Corp.                                       6,073                  429,968
Cigna Corp.                                       5,340                  520,223
Cincinnati Financial Corp.                        5,489                  255,403
Conseco, Inc.*                                   11,843                   23,686
The Hartford Financial Services Group, Inc.       9,258                  550,573
Jefferson-Pilot Corp.                             5,320                  250,040
John Hancock Financial Services, Inc.            11,202                  394,310
Lincoln National Corp.                            6,441                  270,522
Loews Corp.                                       7,158                  379,302
Marsh & McLennan Companies, Inc.                 10,271                  992,179
MBIA, Inc.                                        5,775                  326,461
Metlife, Inc.                                    27,232                  784,282
MGIC Investment Corp.                             3,589                  243,334
Progressive Corp.                                 7,983                  461,817
Safeco Corp.                                      4,959                  153,184
The St. Paul Companies, Inc.                      7,509                  292,250
Torchmark Corp.                                   4,226                  161,433
UnumProvident Corp.                               8,270                  210,472
XL Capital Limited Cl. A                          4,627                  391,907
                                                                   -------------
                                                                      16,303,404
                                                                   -------------

LODGING -- 0.2%
Hilton Hotels Corp.                              14,791                  205,595
Marriott International, Inc. Cl. A                8,664                  329,665
Starwood Hotels & Resorts Worldwide, Inc.         6,840                  224,968
                                                                   -------------
                                                                         760,228
                                                                   -------------

MACHINERY & COMPONENTS -- 0.7%
Baker Hughes, Inc.                               11,598            $     386,097
Caterpillar, Inc.                                12,152                  594,840
Cummins, Inc.                                     1,439                   47,631
Deere & Co.                                       8,843                  423,580
Dover Corp.                                       7,635                  267,225
Ingersoll-Rand Co. Cl. A                          6,383                  291,448
Pall Corp.                                        4,192                   86,984
Parker-Hannifin Corp.                             4,414                  210,945
                                                                   -------------
                                                                       2,308,750
                                                                   -------------

MANUFACTURING -- 0.5%
American Standard
Companies*                                        2,600                  195,260
Applied Materials, Inc.*                         58,906                1,120,392
Avery-Dennison Corp.                              3,728                  233,932
Millipore Corp.                                   1,515                   48,450
                                                                   -------------
                                                                       1,598,034
                                                                   -------------

MEDICAL SUPPLIES -- 1.9%
Agilent Technologies, Inc.*                      17,183                  406,378
Allergan, Inc.                                    4,807                  320,867
Applied Biosystems Group-Applera Corp.            7,738                  150,814
Bard (C.R.), Inc.                                 2,060                  116,555
Bausch & Lomb, Inc.                               1,792                   60,659
Baxter International, Inc.                       21,992                  977,544
Becton, Dickinson & Co.                           9,448                  325,484
Biomet, Inc.                                      9,855                  267,268
Boston Scientific Corp.*                         14,711                  431,327
Guidant Corp.*                                   10,488                  317,052
Medtronic, Inc.                                  44,681                1,914,581
St. Jude Medical, Inc.*                           2,911                  214,977
Stryker Corp.                                     7,250                  387,948
Tektronix, Inc.*                                  3,120                   58,375
Thermo Electron Corp.*                            6,154                  101,541
Waters Corp.*                                     5,200                  138,840
Zimmer Holdings, Inc.*                            6,687                  238,458
                                                                   -------------
                                                                       6,428,668
                                                                   -------------

METALS & MINING -- 0.9%
Alcan, Inc.                                      11,881                  445,775
Alcoa, Inc.                                      30,788                1,020,622
Allegheny Technologies, Inc.                      2,544                   40,195
Barrick Gold Corp.                               19,318                  366,849
Crane Co.                                         1,978                   50,202
Freeport-McMoran Copper & Gold, Inc. Cl. B*       6,165                  110,045
Inco Limited*                                     6,162                  139,508
Newmont Mining Corp.                             13,709                  360,958
Nucor Corp.                                       2,706                  175,998
Phelps Dodge Corp.                                3,285                  135,342
Placer Dome, Inc.                                11,355            $     127,290
United States Steel Corp.                         3,054                   60,744
Worthington Industries, Inc.                      2,807                   50,807
                                                                   -------------
                                                                       3,084,335
                                                                   -------------

PHARMACEUTICALS -- 10.5%
Abbott Laboratories                              57,398                2,161,035
AmerisourceBergen Corp.                           3,476                  264,176
Amgen, Inc.*                                     37,834                1,584,488
Biogen, Inc.*                                     5,433                  225,089
Bristol-Myers Squibb Co.                         70,542                1,812,929
Cardinal Health, Inc.                            16,727                1,027,205
Chiron Corp.*                                     7,260                  256,641
Eli Lilly & Co.                                  41,380                2,333,832
Forest Laboratories, Inc. Cl. A*                  6,190                  438,252
Genzyme Corp.*                                    7,200                  138,528
Immunex Corp.*                                   19,630                  438,534
Johnson & Johnson                               109,812                5,738,775
King Pharmaceuticals, Inc.*                       8,867                  197,291
McKesson, Inc.                                   10,887                  356,005
Medimmune, Inc.*                                  8,964                  236,650
Merck & Co., Inc.                                82,843                4,195,170
Pfizer, Inc.                                    229,392                8,028,720
Pharmacia Corp.                                  47,911                1,794,267
Schering-Plough Corp.                            54,188                1,333,025
Sigma-Aldrich Corp.                               2,584                  129,588
Watson Pharmaceutical, Inc.*                      3,570                   90,214
Wyeth                                            48,556                2,486,067
                                                                   -------------
                                                                      35,266,481
                                                                   -------------

PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.1%
Eastman Kodak Co.                                10,060                  293,450
                                                                   -------------

PREPACKAGED SOFTWARE -- 4.4%
Adobe Systems, Inc.                               8,806                  250,971
BMC Software, Inc.*                               9,365                  155,459
Citrix Systems, Inc.*                             6,492                   39,212
Computer Associates International, Inc.          20,823                  330,877
Compuware Corp.*                                 13,878                   84,239
Intuit, Inc.*                                     7,710                  383,341
Microsoft Corp.*                                197,914               10,825,896
Novell, Inc.*                                    14,376                   46,147
Oracle Corp.*                                   202,011                1,913,044
Peoplesoft, Inc.*                                10,814                  160,912
Rational Software Corp.*                          6,800                   55,828
Siebel Systems, Inc.*                            16,518                  234,886
Veritas Software Corp.*                          14,746                  291,823
                                                                   -------------
                                                                      14,772,635
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                                        6

                                             NUMBER OF                 MARKET
                                              SHARES                   VALUE
                                            -----------            -------------
REAL ESTATE -- 0.2%
Equity Office Properties Trust                   16,260            $     489,426
Equity Residential Properties Trust               9,300                  267,375
                                                                   -------------
                                                                         756,801
                                                                   -------------

RESTAURANTS -- 0.6%
Darden Restaurants, Inc.                          6,192                  152,942
McDonald's Corp.                                 46,777                1,330,806
Wendy's International, Inc.                       3,875                  154,341
Yum! Brands, Inc.*                               10,798                  315,842
                                                                   -------------
                                                                       1,953,931
                                                                   -------------

RETAIL -- 6.8%
AutoZone, Inc.*                                   4,054                  313,374
Bed Bath & Beyond, Inc.*                         10,950                  413,253
Best Buy Co., Inc.*                              11,130                  404,019
Big Lots, Inc.                                    3,874                   76,240
Circuit City Stores-Circuit City Group            8,000                  150,000
Costco Wholesale Corp.*                          17,042                  658,162
CVS Corp.                                        14,403                  440,732
Dillards, Inc. Cl. A                              3,001                   78,896
Dollar General Corp.                             11,314                  215,305
Family Dollar Stores, Inc.                        6,551                  230,923
Federated Department Stores, Inc.*                7,263                  288,341
The Home Depot, Inc.                             85,337                3,134,428
Kohls Corp.*                                     12,223                  856,588
Lowe's Companies, Inc.                           28,582                1,297,623
The May Department Stores Co.                    10,332                  340,233
Office Depot, Inc.*                              11,265                  189,252
Penney (J.C.) Co., Inc.                          10,209                  224,802
RadioShack Corp.                                  6,305                  189,528
Sears, Roebuck and Co.                           11,760                  638,568
Staples, Inc.*                                   16,773                  330,428
Target Corp.                                     33,468                1,275,131
Tiffany & Co.                                     4,892                  172,198
TJX Companies, Inc.                              20,276                  397,612
Toys R Us, Inc.*                                  7,662                  133,855
Walgreen Co.                                     37,404                1,444,917
Wal-Mart Stores, Inc.                           162,612                8,945,286
                                                                   -------------
                                                                      22,839,694
                                                                   -------------

RETAIL - GROCERY -- 0.2%
Albertson's, Inc.                                14,947                  455,286
Winn-Dixie Stores, Inc.                           4,823                   75,191
                                                                   -------------
                                                                         530,477
                                                                   -------------

TELEPHONE UTILITIES -- 2.8%
Alltel Corp.                                     11,367            $     534,249
AT&T Corp.                                      127,921                1,368,755
AT&T Wireless Services, Inc.*                   100,431                  587,521
BellSouth Corp.                                  69,220                2,180,430
CenturyTel, Inc.                                  5,031                  148,415
Qwest Communications International, Inc.*        59,958                  167,882
Sprint Corp. (FON Group)                         33,105                  351,244
Sprint Corp. (PCS Group)*                        35,861                  160,299
Verizon Communications, Inc.                     98,829                3,967,984
                                                                   -------------
                                                                       9,466,779
                                                                   -------------

TOBACCO -- 1.1%
Philip Morris Companies, Inc.                    78,729                3,438,883
UST, Inc.                                         6,722                  228,548
                                                                   -------------
                                                                       3,667,431
                                                                   -------------

TOYS, GAMES -- 0.1%
Hasbro, Inc.                                      5,891                   79,882
Mattel, Inc.                                     15,689                  330,724
                                                                   -------------
                                                                         410,606
                                                                   -------------

TRANSPORTATION -- 0.6%
Burlington Northern Santa Fe Corp.               13,986                  419,580
CSX Corp.                                         7,865                  275,668
FedEx Corp.                                      10,603                  566,200
Norfolk Southern Corp.                           14,689                  343,429
Union Pacific Corp.                               8,917                  564,268
                                                                   -------------
                                                                       2,169,145
                                                                   -------------

TRAVEL -- 0.1%
Sabre Holdings Corp.*                             5,531                  198,009
                                                                   -------------

TOTAL EQUITIES
(COST $389,885,854)                                                  331,261,784
                                                                   -------------

                                             PRINCIPAL                MARKET
                                              AMOUNT                   VALUE
                                            -----------            -------------
SHORT-TERM INVESTMENTS -- 6.2%

CASH EQUIVALENTS -- 4.8%**
American Honda Motor
  Co., Inc. Bank Note
  1.820% 04/08/2003                         $   265,495                  265,495
Barclays PLC
  Eurodollar Time Deposit
  1.800% 09/05/2002                         $   353,994            $     353,994
Bayerische Hypo-und Vereinsbank
  Eurodollar Time Deposit
  1.800% 08/08/2002                           1,769,968                1,769,968
Bayerische Hypo-und Vereinsbank
  Eurodollar Time Deposit
  1.800% 09/19/2002                             442,492                  442,492
Bayerische Hypo-und Vereinsbank
  Eurodollar Time Deposit
  1.930% 07/03/2002                             685,038                  685,038
Credit Agricole Bank
  Eurodollar Time Deposit
  1.940% 07/01/2002                           2,389,457                2,389,457
Fleet National Bank Note
  2.00% 07/03/2002                              383,387                  383,387
Merrill Lynch Bank Note
  1.910% 11/26/2002                             353,994                  353,994
Merrill Lynch Bank Note
  1.920% 04/16/2003                             176,997                  176,997
Merrimac Money
  Market Fund                                 7,369,061                7,369,061
Morgan Stanley Dean Witter & Co.
  2.080% 11/08/2002                             265,495                  265,495
National City Bank Note
  1.820% 01/23/2003                             442,492                  442,492
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.830% 08/16/2002                             884,984                  884,984
US Bank Note
  1.800% 11/06/2002                             442,492                  442,492
                                                                   -------------
                                                                      16,225,346
                                                                   -------------

REPURCHASE AGREEMENT -- 1.3%
Investors Bank & Trust Company Repurchase
  Agreement, dated 06/28/2002, 1.03%,
  due 07/01/2002(a)                           4,256,948                4,256,948
                                                                   -------------

U.S. TREASURY BILLS-- 0.1%
U.S. Treasury Bill***
  1.660% 07/18/2002                             300,000                  299,737
U.S. Treasury Bill***
  1.670% 07/18/2002                              20,000                   19,982

    The accompanying notes are an integral part of the financial statements.

                                        7

                                             PRINCIPAL                MARKET
                                              AMOUNT                   VALUE
                                            -----------            -------------
U.S. Treasury Bill***
   1.680% 07/18/2002                        $   100,000            $      99,911
U.S. Treasury Bill***
   1.700% 07/18/2002                             40,000                   39,964
U.S. Treasury Bill***
   1.720% 07/18/2002                             25,000                   24,978
                                                                   -------------
                                                                         484,572
                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS
(AT AMORTIZED COST)                                                   20,966,866
                                                                   -------------

TOTAL INVESTMENTS -- 104.7%
(COST $410,852,720)****                                              352,228,650

OTHER ASSETS/(LIABILITIES) -- (4.7%)                                 (15,860,107)
                                                                   -------------

NET ASSETS-- 100.0%                                                $ 336,368,543
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
*** This security is held as collateral for open futures contracts. (NOTE 2). **** Aggregate cost for Federal tax purposes. (NOTE 7).
(a) Maturity value of $4,257,313. Collateralized by U.S. Government Agency obligation with a rate of 7.398%, maturity date of 10/01/2030, and aggregate market value, including accrued interest, of $4,469,795.

             The remainder of this page is intentionally left blank.

    The accompanying notes are an integral part of the financial statements.

MML EQUITY INDEX FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                       JUNE 30, 2002
                                                                                        (UNAUDITED)
                                                                                     ------------------
ASSETS:
         Investments, at value (cost $389,885,854) (NOTE 2)                          $      331,261,784
         Short-term investments, at amortized cost (NOTE 2)                                  20,966,866
                                                                                     ------------------
             Total Investments (including securities on loan with market values             352,228,650
                of $15,534,030)
         Receivables from:
             Interest and dividends                                                             469,234
             Foreign taxes withheld                                                                  37
                                                                                     ------------------
                  Total assets                                                              352,697,921
                                                                                     ------------------

LIABILITIES:
         Payables for:
             Variation margin on open futures contracts (NOTE 2)                                  9,025
             Securities on loan (NOTE 2)                                                     16,225,346
             Directors' fees and expenses (NOTE 3)                                                8,007
             Affiliates (NOTE 3):
                  Investment management fees                                                     26,546
                  Administration fees                                                            28,383
         Accrued expense and other liabilities                                                   32,071
                                                                                     ------------------
                  Total liabilities                                                          16,329,378
                                                                                     ------------------
         NET ASSETS                                                                  $      336,368,543
                                                                                     ==================

NET ASSETS CONSIST OF:
         Paid-in capital                                                             $      396,563,425
         Undistributed net investment income                                                  2,048,993
         Accumulated net realized loss on investments and futures contracts                  (3,426,653)
         Net unrealized depreciation on investments and futures contracts                   (58,817,222)
                                                                                     ------------------
                                                                                     $      336,368,543
                                                                                     ==================
NET ASSETS:
         Class I                                                                     $       70,826,364
                                                                                     ==================
         Class II                                                                    $      133,095,617
                                                                                     ==================
         Class III                                                                   $      132,446,562
                                                                                     ==================

SHARES OUTSTANDING:
         Class I                                                                              5,781,610
                                                                                     ==================
         Class II                                                                            10,861,803
                                                                                     ==================
         Class III                                                                           10,826,043
                                                                                     ==================

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
         Class I                                                                     $            12.25
                                                                                     ==================
         Class II                                                                    $            12.25
                                                                                     ==================
         Class III                                                                   $            12.23
                                                                                     ==================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                     SIX MONTHS ENDED
                                                                                       JUNE 30, 2002
                                                                                        (UNAUDITED)
                                                                                     ------------------
INVESTMENT INCOME: (NOTE 2)
        Dividends (net of withholding tax of $14,032)                                $        2,435,136
        Interest (including securities lending income of $15,352)                                49,734
                                                                                     ------------------
                Total investment income                                                       2,484,870
                                                                                     ------------------

EXPENSES: (NOTE 2)
        Investment management fees (NOTE 3)                                                     170,675
        Shareholder reporting fees                                                               26,691
        Custody fees                                                                             24,681
        Audit and legal fees                                                                     16,468
        Directors' fees (NOTE 3)                                                                  7,767
                                                                                     ------------------
                                                                                                246,282
                                                                                     ------------------

        Administration fees (NOTE 3):
            Class I                                                                             117,010
                                                                                     ------------------
            Class II                                                                            112,223
            Class II fees waived                                                                (43,534)
                                                                                     ------------------
                                                                                                 68,689
                                                                                     ------------------
            Class III                                                                            36,303
            Class III fees waived                                                               (36,303)
                                                                                     ------------------
                                                                                                      -
                                                                                     ------------------
                Net expenses                                                                    431,981
                                                                                     ------------------
                NET INVESTMENT INCOME                                                         2,052,889
                                                                                     ------------------

REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized loss on:
            Investment transactions                                                          (2,185,771)
            Closed futures contracts                                                           (714,737)
                                                                                     ------------------
                Net realized loss                                                            (2,900,508)
                                                                                     ------------------
        Net change in unrealized appreciation (depreciation) on:
            Investments                                                                     (48,130,391)
            Open futures contracts                                                             (236,065)
                                                                                     ------------------
                Net unrealized loss                                                         (48,366,456)
                                                                                     ------------------
                NET REALIZED AND UNREALIZED LOSS                                            (51,266,964)
                                                                                     ------------------
        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $      (49,214,075)
                                                                                     ==================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                  JUNE 30, 2002            YEAR ENDED
                                                                   (UNAUDITED)          DECEMBER 31, 2001
                                                               --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
         Net investment income                                 $          2,052,889   $           2,082,311
         Net realized gain (loss) on investment
           transactions and futures contracts                            (2,900,508)                884,690

         Net change in unrealized appreciation
           (depreciation) on investments and futures contracts          (48,366,456)            (14,964,990)
                                                               --------------------   ---------------------
               NET DECREASE IN NET ASSETS RESULTING
                  FROM OPERATIONS                                       (49,214,075)            (11,997,989)
                                                               --------------------   ---------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
         From net investment income:
         Class I                                                                  -                (396,652)
         Class II                                                                 -                (487,951)
         Class III                                                                -              (1,208,832)
                                                               --------------------   ---------------------
               TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                     -              (2,093,435)
                                                               --------------------   ---------------------
         From net realized gains:
         Class I                                                                  -                (325,151)
         Class II                                                                 -                (295,492)
         Class III                                                                -                (616,585)
                                                               --------------------   ---------------------
               TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                        -              (1,237,228)
                                                               --------------------   ---------------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
         Class I                                                            327,897              10,390,890
         Class II                                                        76,360,205              27,044,304
         Class III                                                       (1,865,207)            114,746,113
                                                               --------------------   ---------------------
               INCREASE IN NET ASSETS FROM NET FUND
                  SHARE TRANSACTIONS                                     74,822,895             152,181,307
                                                               --------------------   ---------------------
         TOTAL INCREASE IN NET ASSETS                                    25,608,820             136,852,655

NET ASSETS:
         Beginning of period                                            310,759,723             173,907,068
                                                               --------------------   ---------------------
         End of period (including undistributed net
           investment income of $2,048,993 and distributions
           in excess of net investment income of $3,896,
           respectively)                                       $        336,368,543   $         310,759,723
                                                               ====================   =====================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 CLASS I
                                                     -------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                          6/30/02          YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                       (UNAUDITED)          12/31/01       12/31/00      12/31/99
                                                     ----------------      ----------     ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $          14.14      $    16.27     $    18.13    $    15.26
                                                     ----------------      ----------     ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.07***         0.14***        0.16***       0.09
  Net realized and unrealized gain
   (loss) on investments                                        (1.96)          (2.14)         (1.88)         3.01
                                                     ----------------      ----------     ----------    ----------
      Total income (loss) from investment
       operations                                               (1.89)          (2.00)         (1.72)         3.10
                                                     ----------------      ----------     ----------    ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                        -           (0.07)         (0.14)        (0.09)
  From net realized gains                                           -           (0.06)             -         (0.14)
                                                     ----------------      ----------     ----------    ----------
      Total distributions                                           -           (0.13)         (0.14)        (0.23)
                                                     ----------------      ----------     ----------    ----------
NET ASSET VALUE, END OF PERIOD                       $          12.25      $    14.14     $    16.27    $    18.13
                                                     ================      ==========     ==========    ==========
TOTAL RETURN@                                                  (13.37)%**      (12.32)%        (9.53)%       20.32%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $         70,826      $   81,535     $   82,798    $   95,049
  Ratio of expenses to average daily net assets:
    Before expense waiver                                        0.44%*          0.45%          0.45%         0.50%
    After expense waiver#                                        0.44%*          0.45%          0.45%          N/A
  Net investment income to average daily net assets              1.01%*          0.92%          0.89%         0.92%
  Portfolio turnover rate                                           1%**            5%             3%            3%

                                                              CLASS I
                                                     -----------------------
                                                     YEAR ENDED   YEAR ENDED
                                                      12/31/98     12/31/97+
                                                     ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    12.08   $    10.00
                                                     ----------   ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.13         0.09
  Net realized and unrealized gain
   (loss) on investments                                   3.28         2.10
                                                     ----------   ----------
      Total income (loss) from investment
       operations                                          3.41         2.19
                                                     ----------   ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.13)       (0.09)
  From net realized gains                                 (0.10)       (0.02)
                                                     ----------   ----------
      Total distributions                                 (0.23)       (0.11)
                                                     ----------   ----------
NET ASSET VALUE, END OF PERIOD                       $    15.26   $    12.08
                                                     ==========   ==========
TOTAL RETURN@                                             28.22%       21.39%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $   36,069   $   24,202
  Ratio of expenses to average daily net assets:
    Before expense waiver                                  0.60%        0.43%
    After expense waiver#                                  0.50%         N/A
  Net investment income to average daily net assets        0.91%        0.80%*
  Portfolio turnover rate                                     5%           2%**

                                                                         CLASS II
                                                     -----------------------------------------------
                                                     SIX MONTHS ENDED
                                                         6/30/02           YEAR ENDED     YEAR ENDED
                                                        (UNAUDITED)         12/31/01      12/31/00++
                                                     ----------------      ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $          14.13      $    16.26     $    17.96
                                                     ----------------      ----------     ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.08***         0.16***        0.13***
  Net realized and unrealized loss on investments               (1.96)          (2.14)         (1.68)
                                                     ----------------      ----------     ----------
       Total loss from investment operations                    (1.88)          (1.98)         (1.55)
                                                     ----------------      ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                        -           (0.09)         (0.15)
  From net realized gains                                           -           (0.06)             -
                                                     ----------------      ----------     ----------
       Total distributions                                          -           (0.15)         (0.15)
                                                     ----------------      ----------     ----------
NET ASSET VALUE, END OF PERIOD                       $          12.25      $    14.13     $    16.26
                                                     ================      ==========     ==========
TOTAL RETURN@                                                  (13.31)%**      (12.18)%        (8.63)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $        133,096      $   74,636     $   56,998
  Ratio of expenses to average daily net assets:
    Before expense waiver                                        0.34%*          0.34%          0.34%*
    After expense waiver##                                       0.26%*          0.29%          0.29%*
  Net investment income to average daily net assets              1.19%*          1.08%          1.10%*
  Portfolio turnover rate                                           1%**            5%             3%**

                                                                       CLASS III
                                                     ----------------------------------------------
                                                     SIX MONTHS ENDED
                                                         6/30/02           YEAR ENDED    YEAR ENDED
                                                       (UNAUDITED)          12/31/01     12/31/00++
                                                     ----------------      ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $          14.10      $    16.27    $    17.96
                                                     ----------------      ----------    ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.09***         0.19***       0.15***
  Net realized and unrealized loss on investments               (1.96)          (2.19)        (1.67)
                                                     ----------------      ----------    ----------
       Total loss from investment operations                    (1.87)          (2.00)        (1.52)
                                                     ----------------      ----------    ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                        -           (0.11)        (0.17)
  From net realized gains                                           -           (0.06)            -
                                                     ----------------      ----------    ----------
       Total distributions                                          -           (0.17)        (0.17)
                                                     ----------------      ----------    ----------
NET ASSET VALUE, END OF PERIOD                       $          12.23      $    14.10    $    16.27
                                                     ================      ==========    ==========
TOTAL RETURN@                                                  (13.26)%**      (12.30)%       (8.50)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $        132,447      $  154,588    $   34,111
  Ratio of expenses to average daily net assets:
    Before expense waiver                                        0.19%*          0.20%         0.20%*
    After expense waiver##                                       0.14%*          0.15%         0.15%*
  Net investment income to average daily net assets              1.31%*          1.32%         1.25%*
  Portfolio turnover rate                                           1%**            5%            3%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  + FOR THE PERIOD FROM MAY 1, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1997.
  ++ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  @ TOTAL RETURN INFORMATION SHOWN IN THE FINANCIAL HIGHTLIGHTS TABLE DOES NOT REFLECT EXPENSES THAT APPLY AT THE SEPARATE ACCOUNT LEVEL OR TO RELATED INSURANCE PRODUCTS. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN FIGURES FOR ALL PERIODS SHOWN.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 1998 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001 AND THE SIX MONTHS ENDED JUNE 30, 2002.
  ## COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001, AND THE SIX MONTHS ENDED JUNE 30, 2002.

    The accompanying notes are an integral part of the financial statements.

MML SMALL CAP EQUITY FUND - PORTFOLIO MANAGER REPORT
(FORMERLY KNOWN AS MML SMALL CAP VALUE EQUITY FUND)

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MML SMALL CAP EQUITY
FUND?

The objectives and policies of the Fund are to:
-  achieve long-term growth of capital and income
- invest primarily in a diversified portfolio of equity securities of smaller companies (companies with market capitalizations consistent with companies in the Russell 2000 Index)
-  utilize a value-oriented strategy in making investment decisions
-  utilize fundamental analysis to identify companies which
   - are of high investment quality or possess a unique product, market position or operating characteristics
   -   offer above-average levels of profitability or superior growth potential
   -   are attractively valued in the marketplace

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2002?

For the six months ending June 30, 2002, the Fund's shares returned 0.28%, well ahead of the -4.70% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small-capitalization common stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

The first quarter was reasonably good for the Fund, as a strong March made up for mediocre performance in January and February. However, the second quarter all but erased the Fund's gains for the half overall while putting the Russell 2000 Index solidly into negative territory. Investors, responding to the Federal Reserve Board's aggressive lowering of short-term interest rates in 2001, had bid stocks up in the fourth quarter on the assumption that economic growth would bounce back rapidly in 2002.

By the second quarter of 2002, however, it was clear that this scenario was merely wishful thinking, as corporate capital spending remained in the doldrums, and many firms in the formerly high-growth sectors of technology and telecommunications were forced to restate their earnings forecasts for the remainder of 2002 and even for 2003 in some cases. Technology stocks in the benchmark declined 29.3%, while the health care sector fell 17.8%

Adding to investors' woes was a string of accounting scandals. One of the largest of these involved long-distance telecommunications service provider WorldCom, which allegedly hid almost $4 billion of expenses over two years. With bad news hitting the market and investor mistrust of any good news coming from the corporate sector, stocks sold off across the board in May and June. The move was so broad that all 21 of the U.S. stock indexes maintained by the Frank Russell Company, creator of the Russell 2000 Index, had negative returns during the second quarter.

The good news was that investors favored small-cap value stocks, as evidenced by the fact that they withstood the selling pressure better than any other group followed by Russell. Moreover, our emphasis on value benefited the Fund's return compared with that of the benchmark, which contains a mix of growth and value stocks.

HOW DID YOU POSITION THE PORTFOLIO DURING THE PERIOD?

As a general rule, we do not make conscious decisions to overweight or underweight particular sectors. Instead, we build the portfolio carefully from the ground up, adding most of our value through stock selection. In retrospect, however, we can say that the Fund had a lower exposure to health care than the benchmark, which helped our relative performance. On the other hand, an overweighting in technology detracted from our results versus the benchmark. Additionally, stock selection was a positive factor in both sectors.

In fact, despite the overall weakness in health care, the sector produced two of our leading contributors for the second quarter--Pharmaceutical Resources and Community Health Systems. Pharmaceutical Resources fell 36% in February after a competitor received U.S. approval to market its own generic appetite stimulant. However, the stock made a nice comeback during the remainder of the period on stronger-than-expected sales and upwardly revised second-quarter earnings estimates. Community Health Systems, a provider of non-urban hospital services, reported strong financial results for the first quarter, with a 33.8% increase in net operating revenue.

The technology sector produced a number of our biggest losers, including Lattice Semiconductor, which declined substantially after reporting a loss of market share and sharply lower revenues.

Additionally, two holdings in companies that produce capital equipment for semiconductor manufacturers--Helix Technology and Cognex--reflected the still-muted levels of corporate spending for new technologies. We bought these stocks because their valuations had become extremely attractive, but unfortunately they got even cheaper toward the end of the period.

WHAT IS YOUR OUTLOOK?

There are a number of signs that the recent downward pressure on stocks might abate at least temporarily. For one thing, extremely negative investor sentiment of the type seen recently is typically associated with important market bottoms, as are high levels of intraday volatility, which we have also seen lately.

Still, it could take some time to restore the confidence of investors, who have had to endure more than two years of falling share prices and a series of accounting scandals that have tested their willingness to take earnings reports at face value. An additional sobering thought is that despite the persistent bear market, stocks on the whole are still not cheap when measured against their long-term price-to-earnings ratio. Whether a market recovery is imminent or not, however, we will focus on our task of identifying undervalued stocks of companies capable of sustaining above-average earnings growth.

                            MML SMALL CAP EQUITY FUND
                        LARGEST STOCK HOLDINGS (6/30/02)

Robinson (C.H.) Worldwide, Inc.
Spartech Corp.
Garmin Limited
Teleflex, Inc.
Carlisle Companies, Inc.
MTR Gaming Group, Inc.
Technitrol, Inc.
Claires Stores, Inc.
Coherent, Inc.
Community Health Systems, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MML Small Cap Equity Fund and the Russell 2000 Index

 MML SERIES INVESTMENT FUND
 TOTAL RETURN

                                                                    SINCE INCEPTION
                               YEAR TO DATE         ONE YEAR         AVERAGE ANNUAL
                             1/1/02 - 6/30/02   7/1/01 - 6/30/02    5/1/01 - 6/30/02
 MMLSmall Cap Equity Fund        0.28%               -0.15%               -0.17%
 -----------------------------------------------------------------------------------
 Russell 2000 Index             -4.70%               -8.60%                1.65%
 -----------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             MML SMALL CAP    RUSSELL
              EQUITY FUND   2000 INDEX
   6/1/1998  $      10,000  $   10,000
       6/98  $       9,842  $   10,021
       6/99  $       8,827  $   10,171
       6/00  $       9,086  $   11,628
       6/01  $       9,948  $   11,695
       6/02  $       9,932  $   10,690

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. THE FUND'S RETURN REFLECTS CHANGES IN THE NET ASSET VALUE PER SHARE WITHOUT THE DEDUCTION OF ANY PRODUCT CHARGES. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

MML SMALL CAP EQUITY FUND - PORTFOLIO OF INVESTMENTS
(FORMERLY KNOWN AS MML SMALL CAP VALUE EQUITY FUND)

JUNE 30, 2002 (UNAUDITED)

                                              NUMBER OF     MARKET
                                               SHARES       VALUE
                                              ---------  -----------
EQUITIES -- 94.9%

AIR TRANSPORTATION -- 1.6%
SkyWest, Inc.                                    49,800  $ 1,164,822
                                                         -----------

APPAREL, TEXTILES & SHOES -- 2.2%
Claires Stores, Inc.                             69,700    1,596,130
                                                         -----------

BANKING, SAVINGS & LOANS -- 3.7%
First Republic Bank*                             27,200      748,000
Pacific Capital Bancorp                          34,666      827,824
Webster Financial Corp.                          28,080    1,073,779
                                                         -----------
                                                           2,649,603
                                                         -----------

BROADCASTING, PUBLISHING & PRINTING -- 1.0%
Lin TV Corp. Cl. A*                              26,500      716,560
                                                         -----------

BUILDING MATERIALS & CONSTRUCTION -- 1.2%
Elcor Corp.                                      31,800      869,730
                                                         -----------

CHEMICALS -- 4.5%
OM Group, Inc.                                   16,100      998,200
Spartech Corp.                                   79,800    2,172,954
                                                         -----------
                                                           3,171,154
                                                         -----------

COMMERCIAL SERVICES -- 8.9%
ABM Industries, Inc.                             73,400    1,274,224
Advo, Inc.*                                      25,000      951,750
Arbitron, Inc.*                                  45,700    1,425,840
Central Parking Corp.                            43,300      989,405
Heidrick & Struggles International, Inc.*        22,500      449,325
Korn/Ferry International*                        45,200      411,320
National Processing, Inc.*                       33,700      869,460
                                                         -----------
                                                           6,371,324
                                                         -----------

COMMUNICATIONS -- 1.8%
CT Communications, Inc.                          41,900      678,780
Inet Technologies, Inc.*                         90,200      608,850
                                                         -----------
                                                           1,287,630
                                                         -----------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.8%
Veridian Corp.*                                  25,100      569,770
                                                         -----------

COMPUTERS & INFORMATION -- 1.3%
Black Box Corp.*                                 10,100      411,373
ProQuest Co.*                                    15,100      536,050
                                                         -----------
                                                             947,423
                                                         -----------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 12.7%
Cognex Corp.*                                    70,400    1,411,520
Garmin Limited*                                  97,100    2,141,055
Lattice Semiconductor Corp.*                    101,300  $   885,362
Methode Electronics, Inc. Cl. A                  66,900      854,313
Technitrol, Inc.                                 69,400    1,617,020
Teleflex, Inc.                                   37,100    2,120,265
                                                         -----------
                                                           9,029,535
                                                         -----------

ENERGY -- 2.3%
CAL Dive International, Inc.*                    33,900      745,800
Rowan Companies, Inc.                            21,900      469,755
Tidewater, Inc.                                  12,000      395,040
                                                         -----------
                                                           1,610,595
                                                         -----------

ENTERTAINMENT & LEISURE -- 3.1%
MTR Gaming Group, Inc.*                         111,900    1,868,730
Regal Entertainment Group Cl. A*                 13,200      307,824
                                                         -----------
                                                           2,176,554
                                                         -----------

FINANCIAL SERVICES -- 6.8%
Chittenden Corp.                                 37,800    1,095,444
Eaton Vance Corp.                                39,000    1,216,800
Fidelity Bankshares, Inc.                        32,500      714,968
Jefferies Group, Inc.                            22,300      938,830
Stewart (W.P.) & Co. Limited                     33,200      847,264
                                                         -----------
                                                           4,813,306
                                                         -----------

FOODS -- 1.6%
Performance Food Group Co.*                      33,600    1,137,696
                                                         -----------

HEALTHCARE -- 2.1%
Community Health Systems, Inc.*                  55,800    1,495,440
                                                         -----------

HOME CONSTRUCTION, FURNISHINGS
  & APPLIANCES -- 3.8%
La-Z-Boy, Inc.                                   47,400    1,195,428
Miller (Herman), Inc.                            73,100    1,483,930
                                                         -----------
                                                           2,679,358
                                                         -----------

HOUSEHOLD PRODUCTS -- 1.3%
RPM, Inc.                                        63,300      965,325
                                                         -----------

INDUSTRIAL - DIVERSIFIED -- 3.0%
Carlisle Companies, Inc.                         46,800    2,105,064
                                                         -----------

INSURANCE -- 9.6%
The Commerce Group, Inc.                         27,500    1,087,625
HCC Insurance Holdings, Inc.                     54,000    1,422,900
IPC Holdings Limited                             47,000    1,435,380
Philadelphia Consolidated Holding Corp.*         31,300  $ 1,419,142
White Mountains Insurance Group, Inc.             4,600    1,455,900
                                                         -----------
                                                           6,820,947
                                                         -----------

MACHINERY & COMPONENTS -- 6.7%
Actuant Corp. Cl. A*                             12,400      511,500
Hardinge, Inc.                                   60,450      608,732
Helix Technology Corp.                           65,900    1,357,540
IDEX Corp.                                       10,600      355,100
Regal-Beloit Corp.                               33,400      811,954
Roper Industries, Inc.                           31,100    1,160,030
                                                         -----------
                                                           4,804,856
                                                         -----------

MEDICAL SUPPLIES -- 3.7%
Biomet, Inc.                                     23,725      643,422
Coherent, Inc.*                                  53,600    1,583,290
Dionex Corp.*                                    14,800      396,492
                                                         -----------
                                                           2,623,204
                                                         -----------

PHARMACEUTICALS -- 1.8%
Pharmaceutical Resources, Inc.*                  46,600    1,294,548
                                                         -----------

REAL ESTATE -- 2.1%
Mid-Atlantic Realty Trust                        83,900    1,476,640
                                                         -----------

RETAIL -- 1.2%
Guitar Center, Inc.*                             46,800      868,140
                                                         -----------

TRANSPORTATION -- 6.1%
Heartland Express, Inc.*                         44,010    1,053,159
Robinson (C.H.) Worldwide, Inc.                  70,400    2,360,512
Swift Transportation Co., Inc.*                  38,430      895,419
                                                         -----------
                                                           4,309,090
                                                         -----------

TOTAL EQUITIES
(COST $62,140,625)                                        67,554,444
                                                         -----------

    The accompanying notes are an integral part of the financial statements.

                                       15

                                             PRINCIPAL       MARKET
                                              AMOUNT         VALUE
                                           ------------  -------------
SHORT-TERM INVESTMENTS -- 14.2%

CASH EQUIVALENTS -- 9.0%**
American Honda Motor Co., Inc. Bank Note
 1.820% 04/08/2003                         $    104,885  $     104,885
Barclays PLC Eurodollar Time Deposit
 1.800% 09/05/2002                              139,847        139,847
Bayerische Hypo-und Vereinsbank
 Eurodollar Time Deposit
 1.800% 08/08/2002                              699,233        699,233
Bayerische Hypo-und Vereinsbank
 Eurodollar Time Deposit
 1.800% 09/19/2002                              174,808        174,808
Bayerische Hypo-und Vereinsbank
 Eurodollar Time Deposit
 1.930% 07/03/2002                              349,617        349,617
Credit Agricole Bank
 Eurodollar Time Deposit
 1.940% 07/01/2002                              943,965        943,965
Fleet National Bank Note
 2.00% 07/03/2002                               374,691        374,691
Goldman Sachs Bank Note
 2.120% 08/05/2002                              349,617        349,617
Merrill Lynch Bank Note
 1.910% 11/26/2002                              139,847        139,847
Merrill Lynch Bank Note
 1.920% 04/16/2003                               69,923         69,923
Merrimac Money
 Market Fund                                  2,259,338      2,259,338
Morgan Stanley Dean
 Witter & Co.
 2.080% 11/08/2002                              104,885        104,885
National City Bank Note
 1.820% 01/23/2003                              174,808        174,808
Royal Bank of Scotland
 Eurodollar Time Deposit
 1.830% 08/16/2002                              349,617        349,617
US Bank Note
 1.800% 11/06/2002                              174,808        174,808
                                                         -------------
                                                             6,409,889
                                                         -------------

REPURCHASE AGREEMENT -- 5.2%
Investors Bank & Trust Company
 Repurchase Agreement,
 dated 06/28/2002, 1.03%,
 due 07/01/2002(a)                         $  3,679,298  $   3,679,298
                                                         -------------

TOTAL SHORT-TERM INVESTMENTS
(AT AMORTIZED COST)                                         10,089,187
                                                         -------------

TOTAL INVESTMENTS -- 109.1%
(COST $72,229,812)***                                       77,643,631

OTHER ASSETS/(LIABILITIES) -- (9.1%)                         6,503,389
                                                         -------------

NET ASSETS -- 100.0%                                     $  71,140,242
                                                         =============

NOTES TO PORTFOLIO OF INVESTMENTS
*    Non-income producing security.
**   Represents investments of security lending collateral. (NOTE 2).
***  Aggregate cost for Federal tax purposes. (NOTE 7).
(a) Maturity value of $3,679,614. Collateralized by U.S. Government Agency obligation with a rate of 3.573%, maturity date of 08/15/2008, and aggregate market value, including accrued interest, of $3,865,132.

    The accompanying notes are an integral part of the financial statements.

MML SMALL CAP EQUITY FUND - FINANCIAL STATEMENTS
(FORMERLY KNOWN AS MML SMALL CAP VALUE EQUITY FUND)

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                JUNE 30, 2002
                                                                                                 (UNAUDITED)
                                                                                                -------------
ASSETS:
        Investments, at value (cost $62,140,625) (NOTE 2)                                       $  67,554,444
        Short-term investments, at amortized cost (NOTE 2)                                         10,089,187
                                                                                                -------------
            Total Investments (including securities on loan with market values of $6,166,009)      77,643,631
        Receivables from:
            Interest and dividends                                                                     28,479
                                                                                                -------------
                 Total assets                                                                      77,672,110
                                                                                                -------------

LIABILITIES:
        Payables for:
            Investments purchased                                                                      77,746
            Securities on loan (NOTE 2)                                                             6,409,889
            Directors' fees and expenses (NOTE 3)                                                       3,276
            Affiliates (NOTE 3):
                 Investment management fees                                                            35,469
        Accrued expense and other liabilities                                                           5,488
                                                                                                -------------
                 Total liabilities                                                                  6,531,868
                                                                                                -------------
        NET ASSETS                                                                              $  71,140,242
                                                                                                =============

NET ASSETS CONSIST OF:
        Paid-in capital                                                                         $  67,097,476
        Undistributed net investment income                                                            85,512
        Accumulated net realized loss on investments                                               (1,456,565)
        Net unrealized appreciation on investments                                                  5,413,819
                                                                                                -------------
                                                                                                $  71,140,242
                                                                                                =============

SHARES OUTSTANDING:                                                                                 7,338,549
                                                                                                =============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:                                 $        9.69
                                                                                                =============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                              SIX MONTHS ENDED
                                                                               JUNE 30, 2002
                                                                                (UNAUDITED)
                                                                              ----------------
INVESTMENT INCOME: (NOTE 2)
        Dividends                                                             $        297,973
        Interest (including securities lending income of $4,165)                        22,864
                                                                              ----------------
                 Total investment income                                               320,837
                                                                              ----------------

EXPENSES: (NOTE 2)
        Investment management fees (Note 3)                                            206,201
        Custody fees                                                                    15,369
        Shareholder reporting fees                                                      12,404
        Audit and legal fees                                                             2,686
        Directors' fees (Note 3)                                                         1,411
                                                                              ----------------
                 Total expenses                                                        238,071
                                                                              ----------------
                 NET INVESTMENT INCOME                                                  82,766
                                                                              ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain on investment transactions                                 1,002,721
        Net change in unrealized appreciation (depreciation) on investments         (1,373,635)
                                                                              ----------------
                 NET REALIZED AND UNREALIZED LOSS                                     (370,914)
                                                                              ----------------
        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $       (288,148)
                                                                              ================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS ENDED
                                                                                     JUNE 30, 2002       YEAR ENDED
                                                                                      (UNAUDITED)     DECEMBER 31, 2001
                                                                                   ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                      $         82,766   $         279,037
        Net realized gain (loss) on investment transactions                               1,002,721            (440,017)
        Net change in unrealized appreciation (depreciation) on investments              (1,373,635)          2,465,527
                                                                                   ----------------   -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (288,148)          2,304,547
                                                                                   ----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income                                                                -            (277,041)
NET FUND SHARE TRANSACTIONS (NOTE 5)                                                     14,332,745          12,406,651
                                                                                   ----------------   -----------------
        TOTAL INCREASE IN NET ASSETS                                                     14,044,597          14,434,157
NET ASSETS:
        Beginning of period                                                              57,095,645          42,661,488
                                                                                   ----------------   -----------------
        End of period (including undistributed net investment income of $85,512
            and $2,746, respectively)                                              $     71,140,242   $      57,095,645
                                                                                   ================   =================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS ENDED
                                                              6/30/02           YEAR ENDED   YEAR ENDED
                                                            (UNAUDITED)          12/31/01     12/31/00
                                                          ----------------      ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $           9.67      $     9.40   $     8.34
                                                          ----------------      ----------   ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

  Net investment income                                               0.01            0.05         0.08
  Net realized and unrealized gain (loss) on investments              0.01            0.27         1.06
                                                          ----------------      ----------   ----------
     Total income (loss) from investment operations                   0.02            0.32         1.14
                                                          ----------------      ----------   ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                          -              (0.05)       (0.08)
                                                          ----------------      ----------   ----------
NET ASSET VALUE, END OF PERIOD                            $           9.69      $     9.67   $     9.40
                                                          ================      ==========   ==========
TOTAL RETURN@                                                         0.28%**         3.36%       13.63%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $         71,140      $   57,096   $   42,661
  Ratio of expenses to average daily net assets:
     Before expense waiver                                            0.75%*          0.69%        0.80%
     After expense waiver#                                            0.75%*          0.69%        0.76%
  Net investment income to average daily net assets                   0.26%*          0.59%        1.12%
  Portfolio turnover rate                                               24%**           97%          65%


                                                          YEAR ENDED   PERIOD ENDED
                                                           12/31/99     12/31/98+
                                                          ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     8.49   $      10.00
                                                          ----------   ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

  Net investment income                                         0.07           0.03
  Net realized and unrealized gain (loss) on investments       (0.15)         (1.51)
                                                          ----------   ------------
     Total income (loss) from investment operations            (0.08)         (1.48)
                                                          ----------   ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                   (0.07)         (0.03)
                                                          ----------   ------------
NET ASSET VALUE, END OF PERIOD                            $     8.34   $       8.49
                                                          ==========   ============
TOTAL RETURN@                                                  (1.04)%       (14.77)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $   20,137   $     10,442
  Ratio of expenses to average daily net assets:
     Before expense waiver                                      1.07%          0.85%**
     After expense waiver#                                      0.75%          0.44%**
  Net investment income to average daily net assets             1.13%          0.42%**
  Portfolio turnover rate                                         41%            23%**

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  + FOR THE PERIOD FROM JUNE 1, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998.
  @ TOTAL RETURN INFORMATION SHOWN IN THE FINANCIAL HIGHLIGHTS TABLE DOES NOT REFLECT EXPENSES THAT APPLY AT THE SEPARATE ACCOUNT LEVEL OR TO RELATED INSURANCE PRODUCTS. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURN FIGURES FOR ALL PERIODS SHOWN.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD JUNE 1, 1998 THROUGH DECEMBER 31, 1998 AND THE YEARS ENDED DECEMBER 31, 1999 AND 2000.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. THE FUND

MML Series Investment Fund ("MML Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are two series of the Trust (each individually referred to as a "Fund" or collectively as the "Funds"): MML Equity Index Fund ("Equity Index Fund") and MML Small Cap Equity Fund ("Small Cap Equity Fund"), formerly known as MML Small Cap Value Equity Fund.

The MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Equity Index Fund offers three classes of shares: Class I, Class II and Class III. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund's Prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

INVESTMENT VALUATION

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

SECURITIES LENDING

Each Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At June 30, 2002, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

                        SECURITIES
                          ON LOAN     COLLATERAL
                       ------------  ------------
Equity Index Fund      $ 15,534,030  $ 16,225,346
Small Cap Equity Fund     6,166,009     6,409,889

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

ACCOUNTING FOR INVESTMENTS

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAX

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency contracts in order to convert foreign denominated securities or obligations to U.S. dollar denominated investments. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At June 30, 2002, the Funds had no open forward foreign currency contracts.

FORWARD COMMITMENTS

Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repurchase rates. Such rates equate the counterparty's cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At June 30, 2002, the Funds had no open forward commitments.

FINANCIAL FUTURES CONTRACTS

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A summary of open futures contracts for the Equity Index Fund at June 30, 2002, is as follows:

                                                 NOTIONAL       NET
 NUMBER OF                                       CONTRACT    UNREALIZED
 CONTRACTS          TYPE      EXPIRATION DATE     VALUE     DEPRECIATION
------------   -------------  ---------------  -----------  ------------
BUYS 19        S&P 500 Index     09/19/02      $ 4,702,975  $   (193,152)

ALLOCATION OF OPERATING ACTIVITY

In maintaining the records for the Equity Index Fund, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative net assets of each.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGEMENT FEES

Under agreements between MassMutual and the Trust, on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly based on the following annual rates.

For the Equity Index Fund, MassMutual receives a fee from the Fund at an annual rate of 0.10% of the average daily net asset value of the Fund.

For the Small Cap Equity Fund, MassMutual receives a fee from the Fund at an annual rate of 0.65% of the first $100,000,000, 0.60% of the next $100,000,000,
0.55% of the next $300,000,000 and 0.50% of any excess over $500,000,000 of the average daily net asset value of the Fund.

MassMutual has entered into an investment sub-advisory agreement with David L. Babson & Company, Inc. ("DLB"), pursuant to which DLB serves as Small Cap Equity Fund's sub-adviser providing day-to-day management of the Fund's investments and reinvestment of the assets. DLB is a wholly owned subsidiary of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual. DLB receives a fee equal to an annual rate of 0.25% of the average daily net assets under management of the Fund.

MassMutual has also entered into an investment sub-advisory agreement with Deutche Asset Management, Inc. ("DAMI"). MassMutual pays a sub-advisory fee to DAMI based upon the aggregate net assets under management which include (1) the average daily net assets of the Equity Index Fund, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which DAMI provides sub-advisory services and which have substantially the same investment objectives, policies and investment strategies. This sub-advisory agreement provides that DAMI manage the investment and reinvestment of the assets of the Equity Index Fund. DAMI receives a fee equal to an annual rate of 0.01% of the first $1,000,000,000 of aggregate net assets under management and 0.0075% of aggregate net assets under management in excess of $1,000,000,000 for the Equity Index Fund.

ADMINISTRATION & SHAREHOLDER SERVICE FEES

For the Equity Index Fund, under a separate administrative and shareholder services agreement between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates: 0.30% on the first $100,000,000, 0.28% on the next $150,000,000 and 0.26% on assets in excess of $250,000,000 of Class I shares of the Fund, 0.19% of the average daily net assets of Class II shares of the Fund, and for Class III shares, an amount not to exceed 0.05% of the average daily net assets of the Fund.

EXPENSE WAIVERS

For the Small Cap Equity Fund, MassMutual has agreed, at least through April 30, 2003, to bear the expenses of the Fund to the extent that the aggregate expenses (excluding the Fund's management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund's fiscal year exceed 0.11% of the average daily net assets of the Fund for such year.

Effective February 28, 2002, for Class II of the Equity Index Fund, MassMutual has agreed, through April 30, 2004, to bear the expenses (other than interest, taxes, brokerage commissions and extraordinary expenses) to the extent that total operating expenses, as a percentage of average daily net assets, exceed 0.26%. For Class III, MassMutual has agreed, at least through April 30, 2003, to bear the expenses of the Fund, to the extent that the aggregate expenses (excluding the Fund's management and administrative fees, interest, taxes, brokerage commissions and extraordinary expenses) incurred during the Fund's fiscal year exceed 0.05% of the average daily net assets of the Fund for such year. MassMutual has also agreed to waive certain administrative and shareholder service fees payable by the Fund on account of Class III shares.

OTHER

Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of unaffiliated directors of the Funds is borne by the Funds.

DEFERRED COMPENSATION

Trustees of the Funds that are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

For the six months ended June 30, 2002, no significant amounts have been deferred.

4. PURCHASES AND SALES OF INVESTMENTS

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002 were as follows:

                                       LONG-TERM U.S.      OTHER LONG-TERM
                                   GOVERNMENT SECURITIES      SECURITIES
                                   ---------------------   ---------------
PURCHASES

           Equity Index Fund             $         -       $    82,056,278
           Small Cap Equity Fund                   -            27,753,240

SALES

           Equity Index Fund             $         -       $     2,892,368
           Small Cap Equity Fund                   -            14,756,085

5. CAPITAL SHARE TRANSACTIONS

The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

                                         SIX MONTHS ENDED JUNE 30, 2002   YEAR ENDED DECEMBER 31, 2001
                                         ------------------------------   ----------------------------
                                            SHARES           AMOUNT           SHARES         AMOUNT
                                         ------------    --------------   ------------   -------------
EQUITY INDEX FUND CLASS I
   Sold                                       497,909    $    6,851,427      1,336,653   $  19,849,621
   Issued as reinvestment of dividends              -                 -         50,653         721,803
   Redeemed                                  (482,850)       (6,523,530)      (709,047)    (10,180,534)
                                         ------------    --------------   ------------   -------------
   Net increase (decrease)                     15,059    $      327,897        678,259   $  10,390,890
                                         ============    ==============   ============   =============
EQUITY INDEX FUND CLASS II
   Sold                                     6,256,249    $   85,461,226      2,806,411   $  41,800,069
   Issued as reinvestment of dividends              -                 -         55,015         783,443
   Redeemed                                  (676,487)       (9,101,021)    (1,083,826)    (15,539,208)
                                         ------------    --------------   ------------   -------------
   Net increase (decrease)                  5,579,762    $   76,360,205      1,777,600   $  27,044,304
                                         ============    ==============   ============   =============
EQUITY INDEX FUND CLASS III
   Sold                                       108,127    $    1,463,269      9,699,724   $ 127,454,382
   Issued as reinvestment of dividends              -                 -        128,459       1,825,417
   Redeemed                                  (245,924)       (3,328,476)      (961,323)    (14,533,686)
                                         ------------    --------------   ------------   -------------
   Net increase (decrease)                   (137,797)   $   (1,865,207)     8,866,860   $ 114,746,113
                                         ============    ==============   ============   =============
SMALL CAP EQUITY FUND
   Sold                                     3,145,565    $   31,247,803      3,219,560   $  29,822,852
   Issued as reinvestment of dividends              -                 -         28,361         277,041
   Redeemed                                (1,713,168)      (16,915,058)    (1,881,365)    (17,693,242)
                                         ------------    --------------   ------------   -------------
   Net increase (decrease)                  1,432,397    $   14,332,745      1,366,556   $  12,406,651
                                         ============    ==============   ============   =============

6. FOREIGN SECURITIES

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

7. FEDERAL INCOME TAX INFORMATION

At June 30, 2002, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, are as follows:

                           FEDERAL     TAX BASIS      TAX BASIS    NET UNREALIZED
                         INCOME TAX    UNREALIZED     UNREALIZED   APPRECIATION/
                            COST      APPRECIATION   DEPRECIATION  (DEPRECIATION)
                       -------------  ------------  -------------  --------------
Equity Index Fund      $ 410,852,720  $ 18,636,141  $ (77,260,211) $  (58,624,070)
Small Cap Equity Fund     72,229,812     9,738,284     (4,324,465)      5,413,819

At December 31, 2001, the following Fund had available, for Federal income tax purposes, unused capital losses:

                         AMOUNT     EXPIRATION DATE
                       ---------   -----------------
Small Cap Equity Fund  $  78,475   December 31, 2006
Small Cap Equity Fund    626,497   December 31, 2007
Small Cap Equity Fund    646,698   December 31, 2008

The following Fund has elected to defer to January 1, 2002 post-October losses:

                      AMOUNT
                     ---------
Equity Index Fund    $ 156,425

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following capital gain dividends for the year ended December 31, 2001:

                     CAPITAL GAINS DIVIDEND
                     ----------------------
Equity Index Fund            $    1,237,228

8. SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders of MML Series Investment Fund was held on February 12, 2002. Notice of the meeting, and a Proxy Statement, were distributed on or about January 4, 2002 to shareholders of record as of December 18, 2001. The results of the vote on the matters submitted to shareholders at the Special Meeting are as follows:

Proposal 1: To elect Ronald J. Abdow, Richard H. Ayers, Mary E. Boland, David E.A. Carson, Frederick C. Castellani, Richard G. Dooley, Richard W. Greene, Beverly L. Hamilton, F. William Marshall, Jr., Charles J. McCarthy and Stuart H. Reese as Trustees for indefinite terms of office.

Proposal 1: Election of Trustees

                               SHARES           SHARES FOR        %        WITHHOLD        %
                           ---------------   ---------------   ------   --------------   -----
Ronald J. Abdow            449,929,412.789   433,945,744.631   96.448   15,983,668.158   3.552
Richard H. Ayers           449,929,412.789   433,981,747.813   96.456   15,947,664.976   3.544
Mary E. Boland             449,929,412.789   433,955,564.306   96.450   15,973,848.483   3.550
David E.A. Carson          449,929,412.789   433,957,787.654   96.450   15,971,625.135   3.550
Frederick C. Castellani    449,929,412.789   433,983,213.314   96.456   15,946,199.475   3.544
Richard G. Dooley          449,929,412.789   433,946,616.077   96.448   15,982,796.712   3.552
Richard W. Greene          449,929,412.789   433,956,500.163   96.450   15,972,912.626   3.550
Beverly L. Hamilton        449,929,412.789   433,981,816.032   96.456   15,947,596.757   3.544
F. William Marshall, Jr.   449,929,412.789   433,976,885.305   96.454   15,952,527.484   3.546
Charles J. McCarthy        449,929,412.789   433,726,645.037   96.399   16,202,767.752   3.601
Stuart H. Reese            449,929,412.789   433,976,706.085   96.454   15,952,706.704   3.546

Proposal 2: To approve a proposal allowing MassMutual to enter into new or amended investment sub-advisory agreements in the future on behalf of the MML Small Cap Equity Fund without Shareholder approval.

Proposal 2: Approve allowing MassMutual to enter into new or amended sub-advisory agreements in the future without obtaining shareholder approval for MML Small Cap Equity Fund

    SHARES        SHARES FOR     %       AGAINST      %      ABSTAIN      %
-------------   -------------  ------  -----------  -----  -----------  -----
5,839,829.909   5,147,265.201  88.141  430,846.435  7.378  261,718.273  4.482

                                   Distributor
                              MML Distributors, LLC
                                1414 Main Street
                           Springfield, MA 01144-1014

August, 2002                                                         L4540-2 802